Other Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Other Borrowings [Abstract]
Schedule of Other Borrowings

Other borrowings consist of the following:

Provider	Loan period	Interest rate	March 31, 2026	March 31, 2025
Yongxing Hu	December 16, 2024 to December 15, 2025	12.00%	—	55,121
Dongfeng Auto Finance Co., Ltd. *	May 21, 2025 to May 21, 2030	4.72%	10,169	—
Short-term other borrowing			$10,169	$55,121
Yongxing Hu	January 13, 2025 to July 13, 2026	12.40%	—	137,804
Dongfeng Auto Finance Co., Ltd. *	May 21, 2025 to May 21, 2030	4.72%	34,517	—
Long-term other borrowing			$34,517	$137,804

*	The loan was guaranteed by Ms. Huali Chen. The other borrowings were unsecured.